Financial risk management (Details) - Schedule of financial liabilities by maturity - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Book value [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Derivative financial instruments	R$ 39,336	R$ 50,539
Lease payables	137,434	101,772
Trade payable	80,426	75,224
Loans, financing and debentures	453,041	663,181
Other liabilities	41,248	52,428
Transactions with related parties	7,472	8,087
Contractual value [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Derivative financial instruments	39,336	50,539
Lease payables	247,412	129,384
Trade payable	80,426	75,224
Loans, financing and debentures	648,267	974,670
Other liabilities	41,248	52,428
Transactions with related parties	7,472	8,087
Less than one year [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Derivative financial instruments	34,064	48,574
Lease payables	35,801	33,461
Trade payable	80,426	75,224
Loans, financing and debentures	137,919	344,827
Other liabilities	28,846	45,133
Transactions with related parties		5,568
From one to two years [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Derivative financial instruments	2,878	645
Lease payables	59,130	43,901
Trade payable
Loans, financing and debentures	48,666	131,037
Other liabilities		7,295
Transactions with related parties	7,472	2,519
From three to five years [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Derivative financial instruments	2,394	1,320
Lease payables	64,473	35,542
Loans, financing and debentures	323,929	357,822
Above five years [Member]
Financial risk management (Details) - Schedule of financial liabilities by maturity [Line Items]
Lease payables	88,008	16,480
Loans, financing and debentures	137,753	R$ 140,984
Transactions with related parties	R$ 12,402